ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Actively Marketed Property (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Actively Marketed Assets [Roll Forward]
Balance at beginning of period	$ 50,364
Measurement period adjustments	1,304
Land sales	(14,826)
Balance at end of period	$ 36,842